CONSOLIDATED BALANCE SHEETS Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	250,000.00	250,000.00
Preferred Stock, Shares Issued	0	0
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.01	$ 0.01
Common Stock, Shares Authorized	200,000,000.0	200,000,000.0
Common Stock, Shares, Issued	162,800,000	162,800,000
Treasury Stock, Shares	21,932,000,000	20,535,000,000